Employee Equity and Profit Participation Program	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Employee Equity and Profit Participation Program

13. EMPLOYEE EQUITY AND PROFIT PARTICIPATION PROGRAM

During the year ended December 31, 2014, a trust, which exists to make orderly purchases of the Company’s shares for employees for transfer to the Employee Equity and Profit Participation Program [“EEPPP”], borrowed up to $63 million [2013—$39 million; 2012—$18 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2014, the trust’s indebtedness to Magna was $63 million [2013—$39 million]. The Company nets the receivable from the trust with the Company’s accrued EEPPP payable in accrued wages and salaries.